Basis of Presentation and Material Accounting Policy Information - Schedule of Intangible Assets are Amortized (Details)	12 Months Ended
Dec. 31, 2024
Systems software [Member]
Schedule of Intangible Assets are Amortized [Line Items]
Amortization Method	Sum of years
Amortization period	5 years
Access rights to electricity [Member]
Schedule of Intangible Assets are Amortized [Line Items]
Amortization Method	Straight-line
Amortization period	Lease term of the data center or the access rights period